SCHEDULE OF CONVERTIBLE DEBT OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Convertible debt obligations, current portion
Convertible debt obligations, non-current portion
Convertible debt [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligations, beg, gross		7,975,851
Addition
Converted to equity		(5,971,029)
Converted to short term debt
Repayment		(2,004,822)
Deferred debt discount and Cost of Fund Raise
Convertible debt obligations, end, net